Depreciation, amortization and impairment - Schedule of Depreciation, Amortization and Impairment Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	$ 37,851	$ 31,301	$ 25,989
Cost of product revenue
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	21,972	18,683	15,582
Research and development expenses
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	9,851	8,359	6,886
General and administrative expenses
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	$ 6,028	$ 4,259	$ 3,521